Fair Value of Financial Instruments and Derivatives Instruments - Additional Information (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) derivative	Dec. 31, 2025 USD ($) derivative	Dec. 31, 2025 EUR (€) derivative	Dec. 31, 2024 EUR (€) derivative
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, sulphur content	0.50%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bunker fuel, sulphur content	3.50%
Foreign Exchange Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, number of instruments held	7	12	12	7
Notional Amount	$ 65,343	$ 58,946	€ 55,000	€ 60,000